Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (207,134)	$ (96,823)
Property and equipment, net	213,891	210,330
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	243,290	205,314
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	92,945	68,442
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	25,551	11,661
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 59,239	$ 21,736